Revenue	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
REVENUE

NOTE 11 — REVENUE

The company implemented standard ASC 606 and recognized revenues according to the following table:

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. The Company manages its business based on one operating segment, as described in Note 1.

a.	Disaggregation of revenue

	Year ended December 31,
	2024	2023	2022
Revenues at a point in time	894,354	620,508	560,118
Revenues recorded overtime	37,800
Total Revenue	932,154	620,508	560,118

In 2024, the company revenues from Customer A accounted to more than 10% of total revenues of the Company for the respective year.

In 2024, customers from United States and Israel generated more than 10% each from Company’s total revenue.